ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES

(12) ORDINARY SHARES

Ordinary Shares

During the years ended December 31, 2009, 2010 and 2011, the Company issued 303,988, 1,917,894 and 2,783,209 ordinary shares to stock option and performance units holders for an aggregate exercise price of US$176,505 (RMB1,206,270), US$2,031,908 (RMB13,410,596) and US$5,379,723 (RMB34,682,960), respectively.

To facilitate the employee stock option exercise and performance unit issuance process, the Company issues depositary shares to its brokers. These shares are not considered outstanding until issued to employees as a result of the exercise of stock options. As of December 31, 2009, 2010 and 2011, 268,082, 3,730 and 3,730 depositary shares were issued to brokers and not to the shareholders.

As of December 31, 2011, Expedia Asia Pacific holds 17,286,657 of the Company’s ordinary shares and TCH Sapphire Limited holds 6,031,500 of the Company’s ordinary shares.

High-Vote Ordinary Shares

In addition to holding 17,286,657 of the Company’s ordinary shares, Expedia Asia Pacific also holds 28,550,704 high-vote ordinary shares, which as of December 31, 2010 and 2011, constituted 100% and 85% of the Company’s outstanding high-vote ordinary shares. This resulted in Expedia Asia Pacific controlling approximately 96% and 83% of the aggregate voting power of all shares of the Company’s voting stock as of December 31, 2010 and 2011, respectively. Expedia Asia Pacific has the ability to control the composition of the Company’s Board of Directors, including the ability to nominate new or replacement directors and vote their shares to elect them and the right to vote their shares to remove members of the Board of Directors.

In addition to holding 6,031,500 of the Company’s ordinary shares, TCH Sapphire Limited also holds 5,038,500 high-vote ordinary shares as of December 31, 2011, constituting 15% of the Company’s outstanding high-vote ordinary shares. This resulted in TCH Sapphire Limited controlling approximately 15% of the voting power of all shares of the Company’s voting stock as of December 31, 2011. TCH Sapphire Limited is the second largest shareholder of the Company. Under the Investor Rights Agreement among the Company, Expedia Asia Pacific and TCH Sapphire Limited, the high-vote ordinary shares held by TCH Sapphire Limited will be redesignated as ordinary shares prior to any transfer to a third party.

The rights of the ordinary shares and high-vote ordinary shares are the same except that each high-vote ordinary share is entitled to 15 votes, whereas each ordinary share is entitled to one vote.

Treasury stock

During the years ended December 31, 2009, 2010 and 2011, the Company did not repurchase any ADSs. During the years ended December 31, 2010 and 2011, the Company issued 140,036 and 399,586 repurchased ADSs in connection with the exercises of stock options and performance units, respectively.